Real Estate Inventories - Summary of Interest Incurred, Capitalized and Expensed (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Inventory, Capitalized Interest Costs [Roll Forward]
Interest incurred	$ 41,706	$ 22,674	$ 27,038
Interest capitalized	(38,975)	(19,081)	(22,059)
Interest expensed	2,731	3,593	4,979
Capitalized interest in beginning inventory	138,233	155,823	164,056
Interest capitalized as a cost of inventory	38,975	19,081	22,059
Interest previously capitalized as a cost of inventory, included in cost of sales	(52,747)	(36,671)	(30,292)
Capitalized interest in ending inventory	$ 124,461	$ 138,233	$ 155,823